Events After the Reporting Date - Additional Information (Detail) - USD ($) $ in Billions	Jan. 30, 2026	Jan. 06, 2026
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value	$ 2.9
Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership acquired in business combination		49.90%